Exhibit 99.1

SALUDA GRADE MORTGAGE FUNDING LLC ABS-15G

Table for Form ABS-15G (Repurchase Reporting)(1)
Saluda Grade Mortgage Funding LLC

Name of the Issuing Entity	Deal Name	Closing Date	CIK#	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(4)			Assets That Were Repurchased or Replaced(5)			Asset Pending Repurchase or Replacement (within cure period)(6)			Demand in Dispute(7)			Demand Withdrawn(8)			Demand Rejected(9)
Asset Type: Residential Mortgage Loans						(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Saluda Grade Alternative Mortgage Trust 2024-LOC3	Asset-Backed Securities, Series 2024-LOC3	09/27/2024			Alliant Credit Union	76	6,874,341	2.3%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Angel Oak	132	28,099,894	9.2%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Better	229	20,598,061	6.8%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					GBC	1	52,530	0.0%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Georgia's Own Credit Union	88	8,914,603	2.9%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					GTE Federal Credit Union	59	4,857,141	1.6%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					HomeTrust Bank	411	46,667,060	15.3%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Knox	1	67,694	0.0%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Nationwide	1	5,645	0.0%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					NFTY Door	620	50,849,960	16.7%	1	30,000.00	0.01%	1	30,000.00	0.01%	0	0	0	0	0	0	0	0	0	0	0	0
					Oaktree	50	8,767,066	2.9%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Spring EQ	456	40,874,997	13.4%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					United Wholesale Mortgage	808	87,396,784	28.7%	0	0.00	0.00%	0	0	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
TOTAL						2,932	304,025,775	100.00%	1	30,000.00	0.01%	1	30,000.00	0.01%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Saluda Grade Alternative Mortgage Trust 2025-NPL2	Mortgage-Backed Notes, Series 2025-NPL2	05/06/2025			AlphaFlow	5	5,844,892	3%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					BD Capital	2	727,144	0.4%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Builders Capital	5	30,421,103	15.1%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Capital Fund I	12	5,911,990	2.9%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					CoFi	10	6,850,112	3.4%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					CV3	21	9,254,969	4.6%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Double Backflip, LLC	45	10,790,839	5.4%	1	101,000.00	0.05%	1	101,000.00	0.05%	0	0	0	0	0	0	0	0	0	0	0	0
					FACO	2	113,430	0.1%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Fund That Flip	39	15,848,556	7.9%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Housemax	24	33,807,794	16.8%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Loan Ranger	14	8,328,025	4.1%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Nextres	6	2,268,876	1.1%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Pacific Private Money	6	24,925,795	12.4%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Private Money Lenders	1	841,792	0.4%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Renovo, LLC	2	6,073,866	3.0%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Sherman Bridge Lending	1	234,150	0.1%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Snap.Build	47	15,515,710	7.7%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Trueline	4	6,237,373	3.1%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Truly	16	8,097,850	4.0%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
					Veristone	19	8,949,927	4.5%	0	0.00	0.00%	0	0.00	0.00%	0	0	0	0	0	0	0	0	0	0	0	0
TOTAL						281	201,044,193	100.00%	1	101,000.00	0.05%	1	101,000.00	0.05%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%

Footnotes:

(1) For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase are listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in and was reported for a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

(2) [Reserved.]

(3) [Reserved.]

(4) Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the subject reporting period (or in a prior reporting period if not previously reported), and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(5) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated and for which a make-whole payment was made in lieu of repurchase, or may include assets that were subject of a litigation settlement.

(6) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(7) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(8) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(9) “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.